SEGMENTED INFORMATION	12 Months Ended
Mar. 31, 2022
Segmented Information Disclosure [Abstract]
SEGMENTED INFORMATION
22.	SEGMENTED INFORMATION

The Company’s reportable operating segments are components of the Company where separate financial information is available that is evaluated regularly by the Company’s Chief Executive Officer who is the Chief Operating Decision Maker (“CODM”). The operational segments are determined based on the Company’s management and internal reporting structure. Operating segments are summarized as follows:

Operational Segments	Subsidiaries Included in the Segment	Properties Included in the Segment
Mining
Henan Luoning	Henan Found and Henan Huawei	Ying Mining District
Hunan	Yunxiang	BYP
Guangdong	Guangdong Found	GC
Other	Infini Resources S.A. de C.V. and Xinbaoyuan	La Yesca, Kuanping
Administrative
Vancouver	Silvercorp Metals Inc. and holding companies
Beijing	Silvercorp Metals (China) Inc.

(a)	Segmented information for assets and liabilities are as follows:

March 31, 2022
	Mining				Administrative
	Henan
Statement of financial position items:	Luoning	Hunan	Guangdong	Other	Beijing	Vancouver	Total
Current assets	$141,376	$870	$14,919	$1,566	$8,570	$65,007	$232,308
Plant and equipment	58,189	3,708	15,282	163	864	1,212	79,418
Mineral rights and properties	254,071	7,571	32,091	32,715	-	-	326,448
Investment in an associate	-	-	-	-	-	56,841	56,841
Other investments	72	-	-	-	-	17,696	17,768
Reclamation deposits	3,996	-	4,872	-	-	8	8,876
Long-term prepaids and deposits	588	104	282	-	-	-	974
Deferred income tax assets	-	-	905	-	-	-	905
Total assets	$458,292	$12,253	$68,351	$34,444	$9,434	$140,764	$723,538

Current liabilities	$37,161	$545	$5,155	$2	$295	$2,880	$46,038
Long-term portion of lease obligation	-	-	-	-	-	614	614
Deferred income tax liabilities	46,849	1,184	-	-	-	-	48,033
Environmental rehabilitation	6,053	1,044	1,642	-	-	-	8,739
Total liabilities	$90,063	$2,773	$6,797	$2	$295	$3,494	$103,424

March 31, 2021
	Mining				Administrative
	Henan
Statement of financial position items:	Luoning	Hunan	Guangdong	Other	Beijing	Vancouver	Total
Current assets	$124,636	$909	$11,177	$191	$4,322	$79,954	$221,189
Plant and equipment	53,651	3,833	15,765	59	965	1,456	75,729
Mineral rights and properties	225,023	7,345	28,314	16,747	-	-	277,429
Investment in an associate	-	-	-	-	-	53,457	53,457
Other investments	2,289	-	-	-	-	13,444	15,733
Reclamation deposits	3,898	-	4,607	-	-	8	8,513
Long-term prepaids and deposits	221	101	87	-	-	-	409
Long-term portion of lease receivable	-	-	-	-	-	183	183
Total assets	$409,718	$12,188	$59,950	$16,997	$5,287	$148,502	$652,642

Current liabilities	$28,654	$625	$4,570	$-	$112	$3,214	$37,175
Long-term portion of lease obligation	-	-	-	-	-	1,084	1,084
Deferred income tax liabilities	39,756	1,036	-	-	-	-	40,792
Environmental rehabilitation	6,115	993	755	-	-	-	7,863
Total liabilities	$74,525	$2,654	$5,325	$-	$112	$4,298	$86,914

(b)	Segmented information for operating results is as follows:

Year ended March 31, 2022
	Mining				Administrative
	Henan
Statement of income:	Luoning	Hunan	Guangdong	Other	Beijing	Vancouver	Total
Revenue	$176,751	$-	$41,172	$-	$-	$-	$217,923
Costs of mine operations	(106,706)	(530)	(26,345)	(41)	-	-	(133,622)
Income from mine operations	70,045	(530)	14,827	(41)	-	-	84,301

Operating (expenses) income	(1,367)	146	59	(143)	(2,109)	(18,322)	(21,736)
Finance items, net	2,862	(35)	374	1	255	(8,950)	(5,493)
Income tax expenses	(12,612)	(112)	364	-	-	(1,428)	(13,788)
Net income (loss)	$58,928	$(531)	$15,624	$(183)	$(1,854)	$(28,700)	$43,284

Attributable to:
Equity holders of the Company	46,099	(346)	15,470	(77)	(1,854)	(28,658)	30,634
Non-controlling interests	12,829	(185)	154	(106)	-	(42)	12,650
Net income (loss)	$58,928	$(531)	$15,624	$(183)	$(1,854)	$(28,700)	$43,284

(1)	Hunan’s BYP project was placed on care and maintenance in August 2014.

Year ended March 31, 2021
	Mining				Administrative
	Henan
Statement of income:	Luoning	Hunan	Guangdong	Other	Beijing	Vancouver	Total
Revenue	$157,297	$1,553	$33,255	$-	$-	$-	$192,105
Costs of mine operations	(83,090)	(1,356)	(23,497)	-	-	-	(107,943)
Income from mine operations	74,207	197	9,758	-	-	-	84,162

Operating expenses	(1,848)	576	9	(6)	(1,012)	(10,157)	(12,438)
Finance items, net	1,788	(29)	145	-	118	(243)	1,779
Income tax expenses	(10,876)	41	(960)	-	(8)	(1,191)	(12,994)
Net income (loss)	$63,271	$785	$8,952	$(6)	$(902)	$(11,591)	$60,509

Attributable to:
Equity holders of the Company	49,422	566	8,864	(3)	(902)	(11,571)	46,376
Non-controlling interests	13,849	219	88	(3)	-	(20)	14,133
Net income (loss)	$63,271	$785	$8,952	$(6)	$(902)	$(11,591)	$60,509

(c)	Sales by metal

The sales generated for the year ended March 31, 2022 and 2021 were all earned in China and were comprised of:

	Year ended March 31, 2022
	Henan Luoning	Hunan	Guangdong	Total
Silver (Ag)	$111,835	$-	$9,438	$121,273
Gold (Au)	5,083	-	-	5,083
Lead (Pb)	48,504	-	8,586	57,090
Zinc (Zn)	7,489	-	21,353	28,842
Other	3,840	-	1,795	5,635
	$176,751	$-	$41,172	$217,923

	Year ended March 31, 2021
	Henan Luoning	Hunan	Guangdong	Total
Silver (Ag)	102,100	$-	$9,091	$111,191
Gold (Au)	5,169	1,553	-	6,722
Lead (Pb)	42,836	-	7,628	50,464
Zinc (Zn)	5,898	-	15,895	21,793
Other	1,294	-	641	1,935
	$157,297	$1,553	$33,255	$192,105

(d)	Major customers

For the year ending March 31, 2022, four major customers (year ended March 31, 2021 – five) each accounted for 13%, 18%, 19%, and 19% (year ended March 31, 2021 – 11%, 12%, 15%, 16%, and 21%) and collectively 69% (year ended March 31, 2021 – 75%) of the total sales of the Company.